Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	May 31, 2016	Jan. 31, 2016	Jan. 31, 2015
PERMANENT PORTFOLIO - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	Permanent Portfolio—Class I Shares (PRPFX)
Account Value	$ 21,095.76	$ 16,937	$ 15,887.62	$ 15,556.55	$ 14,614.78	$ 12,297.15	$ 11,105.04	$ 11,386.53	$ 10,353.84		$ 9,031.02	$ 10,000
PERMANENT PORTFOLIO - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	Permanent Portfolio—Class A Shares (PRPDX)
Account Value	$ 21,045	16,936	15,928	15,636	14,728	12,422	11,256	11,568	10,546	$ 10,000
PERMANENT PORTFOLIO - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name	Permanent Portfolio—Class C Shares (PRPHX)
Account Value	$ 19,731	16,002	15,162	14,998	14,228	12,092	11,030	11,422	10,492	10,000
SHORT-TERM TREASURY PORTFOLIO - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Treasury Portfolio—Class I shares (PRTBX)
Account Value	$ 10,758	10,340	9,979	10,116	10,227	10,229	10,061	9,934	9,925		9,940	10,000
VERSATILE BOND PORTFOLIO - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	Versatile Bond Portfolio—Class I shares (PRVBX)
Account Value	$ 14,377	13,636	12,987	13,305	13,117	11,987	11,039	10,665	10,615		8,824	10,000
VERSATILE BOND PORTFOLIO - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	Versatile Bond Portfolio—Class A shares (PRVDX)
Account Value	$ 14,219	13,519	12,907	13,256	13,103	12,001	11,082	10,733	10,706	10,000
VERSATILE BOND PORTFOLIO - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name	Versatile Bond Portfolio—Class C Shares (PRVHX)
Account Value	$ 13,326	12,766	12,279	12,706	12,652	11,677	10,863	10,600	10,653	10,000
AGGRESSIVE GROWTH PORTFOLIO - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	Aggressive Growth Portfolio—Class I Shares (PAGRX)
Account Value	$ 37,062	25,157	20,243	22,135	19,890	14,067	12,570	13,471	10,706		8,450	10,000
AGGRESSIVE GROWTH PORTFOLIO - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	Aggressive Growth Portfolio—Class A Shares (PAGDX)
Account Value	$ 37,923	25,806	20,818	22,821	20,558	14,575	13,056	14,025	11,176	10,000
AGGRESSIVE GROWTH PORTFOLIO - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name	Aggressive Growth Portfolio—Class C Shares (PAGHX)
Account Value	$ 35,538	24,363	19,802	21,872	19,848	14,179	12,797	13,851	11,120	10,000
FTSE 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. Treasury Bill Index
Account Value	$ 11,988	11,378.48	10,799.53	10,601.12	10,596.52	10,548.8	10,323.45	10,125.25	10,033.49	10,000	10,003.92	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 36,297	28,721.49	23,772.47	25,900.42	21,007.72	17,917.12	14,724.34	15,073.27	11,924.17	10,000	9,933.48	10,000
Bloomberg Global Aggregate (Excluding Securitized) Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (Excluding Securitized) Bond Index
Account Value	$ 10,150	10,150	10,072	11,477	12,229	11,405	10,680	10,812	9,995	10,000	9,731	10,000
Dow Jones Industrial Average Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average—Total Return
Account Value	$ 32,468	$ 27,301	$ 23,873	$ 24,096	$ 20,189	$ 18,599	$ 16,063	$ 16,423	$ 12,183	$ 10,000	$ 9,833	$ 10,000